Fees and Expenses	Nov. 01, 2026
Hussman Strategic Market Cycle Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses will differ from the Fund’s ratio of total expenses to average net assets as presented in the Fund’s Financial Highlights because the operating expenses of the Fund as presented in the Financial Highlights do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as shown in the preceding table. The Example also takes into account that the investment adviser’s contractual agreement to waive its investment advisory fees and/or to absorb or reimburse Fund expenses remains in effect only until November 1, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund incurs transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will result in higher transaction costs for the Fund and may also result in higher taxes for shareholders who hold Fund shares in taxable accounts. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 410% of the average value of its portfolio.

Portfolio Turnover, Rate	410.00%
Hussman Strategic Total Return Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses will differ from the Fund’s ratio of total expenses to average net assets as presented in the Fund’s Financial Highlights because the operating expenses of the Fund as presented in the Financial Highlights do not include Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as shown in the preceding table. The Example also takes into account that the investment adviser’s contractual agreement to waive its investment advisory fees and/or to absorb or reimburse Fund expenses remains in effect only until November 1, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund incurs transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will result in higher transaction costs for the Fund and may also result in higher taxes for shareholders who hold Fund shares in taxable accounts. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 204% of the average value of its portfolio.

Portfolio Turnover, Rate	204.00%
Hussman Strategic Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as shown in the preceding table. The Example also takes into account that the investment adviser’s contractual agreement to waive its investment advisory fees and/or to absorb or reimburse Fund expenses remains in effect only until November 1, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund incurs transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will result in higher transaction costs for the Fund and may also result in higher taxes for shareholders who hold Fund shares in taxable accounts. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 368% of the average value of its portfolio.

Portfolio Turnover, Rate	368.00%